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November 27, 2006




This submission is being made solely to obtain an identifier for a new series and/or class that was inadvertently omitted on the 485APOS filing made on September 14, 2006.

Series/Class For Which Identifiers Are Needed:
     -  Janus Adviser International Equity Fund (a series of Janus Adviser
        Series)
           o  Class A Shares
           o  Class C Shares
           o  Class I Shares
           o  Class R Shares
           o  Class S Shares

Accession Number of previous 485APOS Filing requesting new numbers:
        0000950134-06-017768